Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment
Equipment	$ 99,533		$ 46,094	$ 2,657
Less: accumulated depreciation	(13,758)		(8,992)	(664)
Property and equipment, net	85,775		37,102	1,993
Depreciation	$ 4,766	$ 526	$ 8,327	$ 664